Long-term Debt (Schedule of Maturities of Long-term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturities of Long-term Debt [Abstract]
Year 1	$ 47,150
Year 2	47,150
Year 3	47,149
Year 4	47,149
Year 5	222,149
Year 6 and thereafter	111,843
Total	$ 522,590	$ 516,957